Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) shares yr £ / shares	Dec. 31, 2019 GBP (£) shares yr £ / shares	Dec. 31, 2018 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	2,665,639	1,202,150	253,500
2018 Share Options [member] | Grant Date April 11, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			64.48%
Dividend yield			0.00%
Risk-free investment rate			1.04%
Fair value of option at grant date | £			£ 8.97
Fair value of share at grant date			£ 17.51
Exercise price at date of grant			£ 17.51
Lapse date			Apr. 11, 2028
Expected option life (years) | yr			4.50
Number of options granted | shares			71,500
2018 Share Options [member] | Grant Date April 11, 2018 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			60.06%
Dividend yield			0.00%
Risk-free investment rate			0.83%
Fair value of option at grant date | £			£ 17.35
Fair value of share at grant date			£ 17.51
Exercise price at date of grant			£ 0.16
Lapse date			Apr. 11, 2028
Expected option life (years) | yr			2.00
Number of options granted | shares			7,500
2018 Share Options [member] | Grant Date May 8, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			65.80%
Dividend yield			0.00%
Risk-free investment rate			1.02%
Fair value of option at grant date | £			£ 8.63
Fair value of share at grant date			£ 16.57
Exercise price at date of grant			£ 16.57
Lapse date			May 08, 2028
Expected option life (years) | yr			4.50
Number of options granted | shares			62,000
2018 Share Options [member] | Grant Date Aug 14, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			68.14%
Dividend yield			0.00%
Risk-free investment rate			0.93%
Fair value of option at grant date | £			£ 9.65
Fair value of share at grant date			£ 18.05
Exercise price at date of grant			£ 18.05
Lapse date			Aug. 14, 2028
Expected option life (years) | yr			4.50
Number of options granted | shares			112,500
2018 Share Options [member] | Vesting Dates One [member] | Grant Date April 11, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Apr. 11, 2019
2018 Share Options [member] | Vesting Dates One [member] | Grant Date April 11, 2018 One [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Apr. 11, 2018
2018 Share Options [member] | Vesting Dates One [member] | Grant Date May 8, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 08, 2019
2018 Share Options [member] | Vesting Dates One [member] | Grant Date Aug 14, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 14, 2019
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date April 11, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Apr. 11, 2020
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date May 8, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 08, 2020
2018 Share Options [member] | Vesting Dates Two [member] | Grant Date Aug 14, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 14, 2020
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date April 11, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Apr. 11, 2021
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date May 8, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 08, 2021
2018 Share Options [member] | Vesting Dates Three [member] | Grant Date Aug 14, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 14, 2021
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date April 11, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Apr. 11, 2022
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date May 8, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			May 08, 2022
2018 Share Options [member] | Vesting Dates Four [member] | Grant Date Aug 14, 2018 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Aug. 14, 2022
2019 Share Options [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		69.05%
Dividend yield		0.00%
Risk-free investment rate		0.85%
Fair value of option at grant date | £		£ 5.46
Fair value of share at grant date		£ 10.13
Exercise price at date of grant		£ 10.13
Lapse date		Mar. 13, 2029
Expected option life (years) | yr		4.50
Number of options granted | shares		120,750
2019 Share Options [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		69.08%
Dividend yield		0.00%
Risk-free investment rate		0.77%
Fair value of option at grant date | £		£ 6.07
Fair value of share at grant date		£ 11.26
Exercise price at date of grant		£ 11.26
Lapse date		May 15, 2029
Expected option life (years) | yr		4.50
Number of options granted | shares		967,400
2019 Share Options [member] | Grant Date Sept, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		70.14%
Dividend yield		0.00%
Risk-free investment rate		0.44%
Fair value of option at grant date | £		£ 4.22
Fair value of share at grant date		£ 7.79
Exercise price at date of grant		£ 7.79
Lapse date		Sep. 11, 2029
Expected option life (years) | yr		4.50
Number of options granted | shares		114,000
2019 Share Options [member] | Vesting Dates One [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 13, 2020
2019 Share Options [member] | Vesting Dates One [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 15, 2020
2019 Share Options [member] | Vesting Dates One [member] | Grant Date Sept, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 11, 2020
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 13, 2021
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 15, 2021
2019 Share Options [member] | Vesting Dates Two [member] | Grant Date Sept, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 11, 2021
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 13, 2022
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 15, 2022
2019 Share Options [member] | Vesting Dates Three [member] | Grant Date Sept, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 11, 2022
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date Mar 13, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Mar. 13, 2023
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date May 15, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 15, 2023
2019 Share Options [member] | Vesting Dates Four [member] | Grant Date Sept, 2019 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 11, 2023
2020 Share Options [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	76.59%
Dividend yield	0.00%
Risk-free investment rate	0.003%
Fair value of option at grant date | £	£ 2.76
Fair value of share at grant date	£ 4.78
Exercise price at date of grant	£ 4.78
Lapse date	Jun. 10, 2030
Expected option life (years) | yr	4.50
Number of options granted | shares	2,186,780
2020 Share Options [member] | Grant Date September 9 2020 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	82.98%
Dividend yield	0.00%
Risk-free investment rate	(0.08%)
Fair value of option at grant date | £	£ 4.24
Fair value of share at grant date	£ 4.28
Exercise price at date of grant	£ 0.04
Lapse date	Sep. 09, 2030
Expected option life (years) | yr	3.50
Number of options granted | shares	290,356
2020 Share Options [member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	87.21%
Dividend yield	0.00%
Risk-free investment rate	(0.08%)
Fair value of option at grant date | £	£ 4.24
Fair value of share at grant date	£ 4.28
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.50
Number of options granted | shares	108,503
2020 Share Options [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	81.26%
Dividend yield	0.00%
Risk-free investment rate	(0.03%)
Fair value of option at grant date | £	£ 2.10
Fair value of share at grant date	£ 3.48
Exercise price at date of grant	£ 3.48
Lapse date	Dec. 09, 2030
Expected option life (years) | yr	4.50
Number of options granted | shares	80,000
2020 Share Options [member] | Vesting Dates One [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 10, 2021
2020 Share Options [member] | Vesting Dates One [member] | Grant Date September 9 2020 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2021
2020 Share Options [member] | Vesting Dates One [member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2021
2020 Share Options [member] | Vesting Dates One [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 09, 2021
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 10, 2022
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date September 9 2020 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2022
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2022
2020 Share Options [member] | Vesting Dates Two [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 09, 2022
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 10, 2023
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date September 9 2020 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2023
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2023
2020 Share Options [member] | Vesting Dates Three [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 09, 2023
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jun. 10, 2024
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date September 9 2020 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2024
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 09, 2024
2020 Share Options [member] | Vesting Dates Four [member] | Grant Date December 9, 2020 [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Dec. 09, 2024